OTHER LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OTHER LIABILITIES
Accrued operating expenses	$ 16.9	$ 22.7	$ 17.8
Accrued interest	11.1	11.3	2.1
Wages and social expenses	21.6	19.0	22.4
Accrued administration expenses	4.1	2.6	1.9
Derivative financial instruments	3.4	2.5	2.8
EU Emission Allowances	10.3	5.2	0.0
Other	4.2	0.9	1.2
Balance as of December 31	71.6	64.2	48.2
Hereof non-current	3.3	2.9	3.0
Hereof current	$ 68.3	$ 61.3	$ 45.2